UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust*

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200

Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower Suite 200

Washington, DC 20007

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 - June 30, 2018

*This filing relates solely to Series B—HIT Workforce Housing Fund

Item 1.	Proxy Voting Record.

The Series B-HIT Workforce Housing Fund is not yet in operation and held no voting securities in its portfolio during the most recent twelve-month period ended June 30, 2018. Therefore no matter relating to a portfolio security was considered at any shareholder meeting held during the period covered by the report.

SIGNATURES

The AFL-CIO Housing Investment Trust did not hold shares of any issuer that considered matters at a shareholder meeting during the most recent twelve-month period ended June 30, 2013.

Pursuant to the requirements of the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date:	08/30/2018

/s Harpreet Peleg
Harpreet Peleg
Controller
(Principal Financial Officer)
Date:	08/29/2018